Income Taxes - Income tax expense (benefit) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current - U.S. Federal	$ (86)	$ 0	$ 10	$ (8)
Deferred - U.S. Federal	137	30	56	52
Total income tax expense	$ 51	$ 30	$ 66	$ 44